Loans and Related Allowance for Credit Losses, Commercial Loan Categories by Risk Categories and Vintage (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 895,394	$ 887,637
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	119,666	92,865
Term loans by origination year, fiscal year before current fiscal year	40,707	75,335
Term loans by origination year, two years before current fiscal year	51,742	45,635
Term loans by origination year, three years before current fiscal year	27,066	24,047
Term loans by origination year, four years before current fiscal year	14,179	19,824
Term loans by origination year, more than five years before current fiscal year	35,226	24,070
Revolving loans	223,833	195,484
Revolving loans converted to term loans	701	1,157
Loans	513,120	478,417
Total Commercial [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	485,400
Total Commercial [Member] | Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	27,800
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	67,219	58,319
Term loans by origination year, fiscal year before current fiscal year	16,077	35,367
Term loans by origination year, two years before current fiscal year	21,790	17,293
Term loans by origination year, three years before current fiscal year	8,656	8,246
Term loans by origination year, four years before current fiscal year	4,482	4,720
Term loans by origination year, more than five years before current fiscal year	14,536	5,071
Revolving loans	216,980	188,641
Revolving loans converted to term loans	696	1,148
Loans	350,436	318,805
Commercial and industrial loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	65,562	56,915
Term loans by origination year, fiscal year before current fiscal year	15,193	34,040
Term loans by origination year, two years before current fiscal year	20,553	15,936
Term loans by origination year, three years before current fiscal year	7,400	7,274
Term loans by origination year, four years before current fiscal year	3,797	4,048
Term loans by origination year, more than five years before current fiscal year	13,985	4,738
Revolving loans	211,452	177,107
Revolving loans converted to term loans	679	997
Loans	338,621	301,055
Commercial and industrial loans [Member] | Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	1,657	1,404
Term loans by origination year, fiscal year before current fiscal year	884	1,327
Term loans by origination year, two years before current fiscal year	1,237	1,357
Term loans by origination year, three years before current fiscal year	1,256	972
Term loans by origination year, four years before current fiscal year	685	672
Term loans by origination year, more than five years before current fiscal year	551	333
Revolving loans	5,528	11,534
Revolving loans converted to term loans	17	151
Loans	11,815	17,750
Real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	41,658	24,577
Term loans by origination year, fiscal year before current fiscal year	17,048	28,658
Term loans by origination year, two years before current fiscal year	21,988	20,496
Term loans by origination year, three years before current fiscal year	14,452	12,400
Term loans by origination year, four years before current fiscal year	8,326	13,207
Term loans by origination year, more than five years before current fiscal year	18,447	16,745
Revolving loans	5,811	5,631
Revolving loans converted to term loans	3	6
Loans	127,733	121,720
Real estate mortgage [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	38,196	22,444
Term loans by origination year, fiscal year before current fiscal year	15,929	26,114
Term loans by origination year, two years before current fiscal year	19,013	18,679
Term loans by origination year, three years before current fiscal year	12,618	11,113
Term loans by origination year, four years before current fiscal year	7,451	11,582
Term loans by origination year, more than five years before current fiscal year	16,026	14,663
Revolving loans	5,411	5,152
Revolving loans converted to term loans	3	6
Loans	114,647	109,753
Real estate mortgage [Member] | Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	3,462	2,133
Term loans by origination year, fiscal year before current fiscal year	1,119	2,544
Term loans by origination year, two years before current fiscal year	2,975	1,817
Term loans by origination year, three years before current fiscal year	1,834	1,287
Term loans by origination year, four years before current fiscal year	875	1,625
Term loans by origination year, more than five years before current fiscal year	2,421	2,082
Revolving loans	400	479
Revolving loans converted to term loans	0	0
Loans	13,086	11,967
Real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	6,405	5,691
Term loans by origination year, fiscal year before current fiscal year	4,324	7,026
Term loans by origination year, two years before current fiscal year	5,135	5,298
Term loans by origination year, three years before current fiscal year	2,401	1,740
Term loans by origination year, four years before current fiscal year	447	590
Term loans by origination year, more than five years before current fiscal year	336	245
Revolving loans	1,042	1,212
Revolving loans converted to term loans	2	3
Loans	20,092	21,805
Real estate construction [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	5,895	5,242
Term loans by origination year, fiscal year before current fiscal year	4,058	6,574
Term loans by origination year, two years before current fiscal year	4,549	4,771
Term loans by origination year, three years before current fiscal year	2,167	1,736
Term loans by origination year, four years before current fiscal year	379	477
Term loans by origination year, more than five years before current fiscal year	329	235
Revolving loans	1,042	1,212
Revolving loans converted to term loans	2	3
Loans	18,421	20,250
Real estate construction [Member] | Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	510	449
Term loans by origination year, fiscal year before current fiscal year	266	452
Term loans by origination year, two years before current fiscal year	586	527
Term loans by origination year, three years before current fiscal year	234	4
Term loans by origination year, four years before current fiscal year	68	113
Term loans by origination year, more than five years before current fiscal year	7	10
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	1,671	1,555
Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	4,384	4,278
Term loans by origination year, fiscal year before current fiscal year	3,258	4,284
Term loans by origination year, two years before current fiscal year	2,829	2,548
Term loans by origination year, three years before current fiscal year	1,557	1,661
Term loans by origination year, four years before current fiscal year	924	1,307
Term loans by origination year, more than five years before current fiscal year	1,907	2,009
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	14,859	16,087
Lease financing [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	4,100	3,970
Term loans by origination year, fiscal year before current fiscal year	3,012	3,851
Term loans by origination year, two years before current fiscal year	2,547	2,176
Term loans by origination year, three years before current fiscal year	1,373	1,464
Term loans by origination year, four years before current fiscal year	838	1,199
Term loans by origination year, more than five years before current fiscal year	1,805	1,924
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	13,675	14,584
Lease financing [Member] | Criticized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year	284	308
Term loans by origination year, fiscal year before current fiscal year	246	433
Term loans by origination year, two years before current fiscal year	282	372
Term loans by origination year, three years before current fiscal year	184	197
Term loans by origination year, four years before current fiscal year	86	108
Term loans by origination year, more than five years before current fiscal year	102	85
Revolving loans	0	0
Revolving loans converted to term loans	0	0
Loans	$ 1,184	$ 1,503